United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-00204

                  AllianceBernstein Mid-Cap Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: July 31, 2003

                     Date of reporting period: July 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

[LOGO] AllianceBernstein(SM)
       Investment Research and Management

              AllianceBernstein Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Mid-Cap Blend                                       Annual Report--July 31, 2003
--------------------------------------------------------------------------------

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commision's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

September 30, 2003

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Mid-Cap Growth Fund (the "Fund") for the annual reporting period ended July 31, 2003.

Investment Objective and Policies

AllianceBernstein Mid-Cap Growth Fund is an open-end, diversified investment company that seeks long-term growth of capital and income primarily through investments in common stocks that Alliance Capital believes will appreciate in value. The Fund invests predominantly in the stocks of mid-capitalization companies.

Investment Results

The following table provides the Fund's investment results for the six- and 12-month periods ended July 31, 2003. For comparison, we have also provided performance for the Fund's benchmark, the Russell MidCap Growth Index, which is a measure of mid-cap stock performance.

INVESTMENT RESULTS*
Periods Ended July 31, 2003

                                                           ---------------------
                                                                  Returns
                                                           ---------------------
                                                           6 Months    12 Months
--------------------------------------------------------------------------------
AllianceBernstein Mid-Cap Growth Fund
  Class A                                                     37.23%      32.74%
--------------------------------------------------------------------------------
  Class B                                                     36.75%      31.19%
--------------------------------------------------------------------------------
  Class C                                                     37.23%      31.63%
--------------------------------------------------------------------------------
Russell MidCap Growth Index                                   24.20%      23.15%
--------------------------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of July 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Russell MidCap Growth Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Mid-Cap Growth Fund.

      Additional investment results appear on page 5.

For the six- and 12-month periods ended July 31, 2003, the Fund outperformed its benchmark, the Russell MidCap Growth Index, due to an overweight position and strong stock selection in technology, internet and telecommunication stocks. In technology, with a weighting of almost twice the benchmark, contributions came from a number of holdings such as Juniper Networks, Inc., Marvell


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 1

Technology Group Ltd. and Network Appliance, Inc. Despite an underweight position in consumer discretionary stocks, strong stock selection benefited the Fund's performance. Internet holdings such as Amazon.com, Inc., Yahoo, Inc., eBay, Inc. and Expedia, Inc. contributed the bulk of upside performance for the Fund. XM Satellite Radio Holdings, Inc was a standout performer for the period. The Fund's two wireless telecommunication stocks, Nextel Communications, Inc. and Sprint Corp., were also especially strong contributors to yearly results.

Detractors from performance included an underweight position in health care. Specifically, biotechnology stocks such as Cerus Corp., which was the Fund's leading underperformer, suffered from a delay of several new product introductions. The Fund's exposure to energy stocks, an area where we carried less exposure than the benchmark, hindered results. The Fund's two defense holdings, Alliant Techsystems, Inc. and Northrop Grumman Corp., failed to keep pace with the market immediately before the onset of the conflict with Iraq.

Market Review and Investment Strategy

After a sharp rise in the equity markets in October and November of 2002, stocks took a turn for the worse by year-end, and hit a low in early March as the economy went on high alert for the conflict in Iraq. Before the onset of war, stocks began their rally with most of the major equity indices hitting new highs during July.

The Fund's overweight position in technology stocks helped performance as technology stocks outperformed the overall market, as represented by the NASDAQ Composite Index, during the period. The Fund's internet holdings were also large contributors to performance. We maintained the Fund's underweight position in health care, but we added selectively to existing biotechnology holdings on their pullbacks. We also increased the energy exposure of the Fund, and continued to lower our exposure to the financial services sector where we remain underweight.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

                                                              Performance Update
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN MID-CAP GROWTH FUND
GROWTH OF A $10,000 INVESTMENT
7/31/93 TO 7/31/03

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                                 AllianceBernstein
                                  Mid-Cap Growth            Russell MidCap
                                   Fund Class A              Growth Index
-------------------------------------------------------------------------------
     7/31/93                         $ 9,575                  $10,000
     7/31/94                         $10,055                  $10,524
     7/31/95                         $12,837                  $13,761
     7/31/96                         $13,616                  $14,758
     7/31/97                         $20,761                  $20,616
     7/31/98                         $21,149                  $22,334
     7/31/99                         $24,379                  $27,179
     7/31/00                         $26,034                  $39,073
     7/31/01                         $20,094                  $26,643
     7/31/02                         $13,423                  $19,001
     7/31/03                         $17,817                  $23,400


Russell MidCap Growth Index: $23,400

AllianceBernstein Mid-Cap Growth Fund Class A: $17,817

This chart illustrates the total value of an assumed $10,000 investment in Alliance Mid-Cap Growth Fund Class A shares (from 7/31/93 to 7/31/03) as compared to the performance of an appropriate broad-based index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell MidCap Growth Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

When comparing AllianceBernstein Mid-Cap Growth Fund to the index shown above, you should note that no charges or expenses are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Mid-Cap Growth Fund.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 3

Portfolio Summary
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY
July 31, 2003

INCEPTION DATES                         PORTFOLIO STATISTICS

Class A Shares                          Net Assets ($mil): $630.0
7/7/38
Class B Shares
3/4/91
Class C Shares
5/3/93

SECTOR BREAKDOWN

  41.8% Technology
  18.1% Consumer Services
  16.2% Health Care
   6.6% Energy
   5.2% Capital Goods                   [PIE CHART OMITTED]
   3.8% Finance
   3.4% Consumer Manufacturing
   2.6% Aerospace & Defense
   1.7% Basic Industry
   0.6% Consumer Staples

All data as of July 31, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

                                                              Investment Results
--------------------------------------------------------------------------------

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2003

Class A Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year          32.74%                     27.07%
                    5 Years          -3.37%                     -4.21%
                   10 Years           6.40%                      5.95%

Class B Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year          31.19%                     27.19%
                    5 Years          -4.22%                     -4.22%
                   10 Years(a)        5.68%                      5.68%

Class C Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year          31.63%                     30.63%
                    5 Years          -4.24%                     -4.24%
                   10 Years           5.50%                      5.50%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                             Class A           Class B          Class C
--------------------------------------------------------------------------------
                     1 Year    8.70%             8.50%           11.50%
                    5 Years   -6.39%            -6.40%           -6.42%
                   10 Years    5.38%             5.10%(a)         4.92%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(a) Assumes conversion of Class B shares into Class A shares after eight years.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 5

Ten Largest Holdings
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
July 31, 2003

                                                                      Percent of
Company                                                       Value   Net Assets
--------------------------------------------------------------------------------
Sprint Corp. (PCS Group)                               $ 25,263,770         4.0%
--------------------------------------------------------------------------------
PeopleSoft, Inc.                                         25,179,535         4.0
--------------------------------------------------------------------------------
Applera Corp.--
   Applied Biosystems Group                              23,225,795         3.7
--------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.                               18,926,035         3.0
--------------------------------------------------------------------------------
Juniper Networks, Inc.                                   18,577,904         2.9
--------------------------------------------------------------------------------
Affymetrix, Inc.                                         17,794,200         2.8
--------------------------------------------------------------------------------
Overture Services, Inc.                                  17,605,133         2.8
--------------------------------------------------------------------------------
Network Appliance, Inc.                                  17,466,220         2.8
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                         16,991,817         2.7
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                   16,425,177         2.6
--------------------------------------------------------------------------------
                                                       $197,455,586        31.3%


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
July 31, 2003

Company                                                   Shares           Value
--------------------------------------------------------------------------------

COMMON STOCKS-99.5%

Technology-41.6%
Communication Equipment-4.9%
Corning, Inc.(a) ..................................    1,547,460    $ 12,596,324
Juniper Networks, Inc.(a) .........................    1,287,450      18,577,904
                                                                    ------------
                                                                      31,174,228
                                                                    ------------
Computer Peripherals-2.8%
Network Appliance, Inc.(a) ........................    1,093,005      17,466,220
                                                                    ------------
Computer Software-13.1%
BEA Systems, Inc.(a) ..............................      583,665       7,704,378
Documentum, Inc.(a) ...............................      473,150       8,114,522
Electronic Arts, Inc.(a) ..........................      182,666      15,343,944
Intuit, Inc.(a) ...................................      357,208      15,367,088
NetScreen Technologies, Inc.(a) ...................      492,155      10,645,313
PeopleSoft, Inc.(a) ...............................    1,510,470      25,179,535
                                                                    ------------
                                                                      82,354,780
                                                                    ------------
Contract Manufacturing-0.3%
Sanmina-SCI Corp.(a) ..............................      208,600       1,656,284
                                                                    ------------
Internet Infrastructure-2.2%
eBay, Inc.(a) .....................................      129,252      13,855,814
                                                                    ------------
Internet Media-4.8%
Overture Services, Inc.(a) ........................      743,460      17,605,133
Yahoo, Inc.(a) ....................................      408,320      12,711,001
                                                                    ------------
                                                                      30,316,134
                                                                    ------------
Semi-Conductor Capital Equipment-2.7%
KLA-Tencor Corp.(a) ...............................      328,980      16,991,817
                                                                    ------------
Semi-Conductor Components-10.8%
Broadcom Corp. Cl.A(a) ............................      417,300       8,458,671
Marvell Technology Group, Ltd. (Bermuda)(a)  ......      393,120      13,822,099
Micron Technology, Inc.(a) ........................    1,032,805      15,120,265
NVIDIA Corp.(a) ...................................      815,305      15,588,632
Silicon Laboratories, Inc.(a) .....................      415,350      15,247,499
                                                                    ------------
                                                                      68,237,166
                                                                    ------------
                                                                     262,052,443
                                                                    ------------
Consumer Services-18.0%
Airlines-1.8%
Southwest Airlines Co. ............................      694,750      11,400,847
                                                                    ------------
Broadcasting & Cable-1.8%
XM Satellite Radio Holdings, Inc. Cl.A(a) .........      830,455      11,418,756
                                                                    ------------


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 7

Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                   Shares           Value
--------------------------------------------------------------------------------

Cellular Communications-5.7%
Nextel Communications, Inc. Cl.A(a) ...............      574,340    $ 10,487,448
Sprint Corp. (PCS Group)(a) .......................    4,107,930      25,263,770
                                                                    ------------
                                                                      35,751,218
                                                                    ------------
Entertainment & Leisure-1.3%
Expedia, Inc.(a) ..................................      100,970       7,896,864
                                                                    ------------
Gaming-1.1%
Wynn Resorts, Ltd.(a) .............................      415,290       7,080,695
                                                                    ------------
Restaurants & Lodging-1.6%
Starbucks Corp.(a) ................................      368,745      10,077,801
                                                                    ------------
Retail-General Merchandise-4.7%
Amazon.com, Inc.(a) ...............................      331,990      13,850,623
Tiffany & Co. .....................................      293,150      10,072,634
Williams-Sonoma, Inc.(a) ..........................      208,705       5,895,916
                                                                    ------------
                                                                      29,819,173
                                                                    ------------
                                                                     113,445,354
                                                                    ------------
Health Care-16.1%
Biotechnology-11.9%
Affymetrix, Inc.(a) ...............................      741,425      17,794,200
Applera Corp.-Applied Biosystems Group ............    1,072,785      23,225,795
Compugen, Ltd. (Israel)(a) ........................      651,300       3,054,597
IDEC Pharmaceuticals Corp.(a) .....................      559,280      18,926,035
Millennium Pharmaceuticals, Inc.(a) ...............      942,930      11,843,201
                                                                    ------------
                                                                      74,843,828
                                                                    ------------
Drugs-2.2%
Forest Laboratories, Inc.(a) ......................      290,095      13,889,749
                                                                    ------------
Medical Products-2.0%
Boston Scientific Corp.(a) ........................       51,870       3,279,740
Cerus Corp.(a) ....................................    1,291,990       9,741,605
                                                                    ------------
                                                                      13,021,345
                                                                    ------------
                                                                     101,754,922
                                                                    ------------
Energy-6.5%
Domestic Producers-3.9%
Devon Energy Corp. ................................      256,765      12,162,958
Kerr-McGee Corp. ..................................       72,640       3,196,160
Noble Energy, Inc. ................................      256,350       9,356,775
                                                                    ------------
                                                                      24,715,893
                                                                    ------------
Oil Service-1.0%
BJ Services Co.(a) ................................      187,750       6,430,438
                                                                    ------------
Miscellaneous-1.6%
Valero Energy Corp. ...............................      273,635       9,960,314
                                                                    ------------
                                                                      41,106,645
                                                                    ------------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                   Shares           Value
--------------------------------------------------------------------------------

Capital Goods-5.2%
Electrical Equipment-3.4%
Alliant Techsystems, Inc.(a) ......................      270,620    $ 14,857,038
Johnson Controls, Inc. ............................       66,115       6,387,370
                                                                    ------------
                                                                      21,244,408
                                                                    ------------
Machinery-1.8%
Navistar International Corp.(a) ...................      288,260      11,247,905
                                                                    ------------
                                                                      32,492,313
                                                                    ------------
Finance-3.8%
Banking-Money Center-1.0%
SLM Corp. .........................................      151,605       6,285,543
                                                                    ------------
Brokerage & Money Management-2.0%
Legg Mason, Inc. ..................................      177,525      12,426,750
                                                                    ------------
Insurance-0.8%
XL Capital, Ltd. Cl.A .............................       64,980       5,165,910
                                                                    ------------
                                                                      23,878,203
                                                                    ------------
Consumer Manufacturing-3.4%
Building & Related-3.4%
D.R. Horton, Inc. .................................      456,135      12,840,200
Lennar Corp. ......................................      132,990       8,669,618
                                                                    ------------
                                                                      21,509,818
                                                                    ------------
Aerospace & Defense-2.6%
Aerospace-2.6%
Northrop Grumman Corp. ............................      178,070      16,425,177
                                                                    ------------
Basic Industry-1.7%
Paper & Forest Products-1.7%
Smurfit-Stone Container Corp.(a) ..................      697,760      10,445,467
                                                                    ------------
Consumer Staples-0.6%
Retail-Food & Drug-0.6%
Whole Foods Market, Inc.(a) .......................       74,600       3,802,810
                                                                    ------------
Total Investments*-99.5%
   (cost $470,634,221) ............................                  626,913,152
Other assets less liabilities-0.5% ................                    3,056,948
                                                                    ------------

Net Assets-100% ...................................                 $629,970,100
                                                                    ============


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 9

Portfolio of Investments
--------------------------------------------------------------------------------

* SECURITIES LENDING INFORMATION

The Fund participates in a securities lending arrangement (see Note E) in which cash collateral is invested by the lending agent. Such investments, representing 11.8% of net assets, were as follows as of July 31, 2003:

                                         Current
                                          Yield       Shares       Value
                                       ==========  ===========  ===========
UBS Private Money Market Fund LLC         1.02%     74,403,610  $74,403,610

(a)   Non-income producing security.

      See notes to financial statements.


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

                                               Statement of Assets & Liabilities
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
July 31, 2003

Assets
Investments in securities, at value (cost $470,634,221) ....   $ 626,913,152(a)
Cash .......................................................       2,284,979
Collateral held for securities loaned ......................      74,403,610
Receivable for investment securities sold ..................       6,753,457
Receivable for capital stock sold ..........................         995,842
Dividends and interest receivable ..........................          44,973
                                                               -------------
Total assets ...............................................     711,396,013
                                                               -------------
Liabilities
Payable for collateral received on securities loaned .......      74,403,610
Payable for investment securities purchased ................       5,186,319
Payable for capital stock redeemed .........................         888,511
Advisory fee payable .......................................         313,691
Distribution fee payable ...................................         230,301
Accrued expenses and other liabilities .....................         403,481
                                                               -------------
Total liabilities ..........................................      81,425,913
                                                               -------------
Net Assets .................................................   $ 629,970,100
                                                               =============
Composition of Net Assets
Capital stock, at par ......................................   $   1,434,029
Additional paid-in capital .................................     774,916,997
Accumulated net realized loss on investment transactions ...    (302,659,857)
Net unrealized appreciation of investments .................     156,278,931
                                                               -------------
                                                               $ 629,970,100
                                                               =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($540,843,026 / 121,169,736 shares of capital stock
   issued and outstanding) .................................           $4.46
Sales charge--4.25% of public offering price ...............             .20
                                                                       -----
Maximum offering price .....................................           $4.66
                                                                       =====
Class B Shares
Net asset value and offering price per share
   ($53,461,441 / 13,802,262 shares of capital stock
   issued and outstanding) .................................           $3.87
                                                                       =====
Class C Shares
Net asset value and offering price per share
   ($14,414,854 / 3,727,780 shares of capital stock
   issued and outstanding) .................................           $3.87
                                                                       =====
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($21,250,779 / 4,703,160 shares of capital stock
   issued and outstanding) .................................           $4.52
                                                                       =====

(a)   Includes securities on loan with a value of $71,435,905 (see Note E).

      See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 11

Statement of Operations
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                              December 1, 2002     Year Ended
                                                     to           November 30,
                                               July 31, 2003*         2002
                                              ================   =============
Investment Income
Dividends .................................    $     998,757     $   1,682,668
Interest ..................................          188,650           506,342
                                               -------------     -------------
                                                   1,187,407         2,189,010
Expenses
Management fee ............................        2,602,989         5,196,305
Distribution fee--Class A .................          670,063         1,207,156
Distribution fee--Class B .................          276,743           492,016
Distribution fee--Class C .................           69,998           122,197
Transfer agency ...........................        1,135,763         2,176,732(a)
Printing ..................................          156,351           215,864
Custodian .................................          122,542           206,891
Audit and legal ...........................          101,866            75,619
Administrative ............................           92,600           139,400
Registration ..............................           62,173            44,488
Directors' fees ...........................           13,750            19,600
Miscellaneous .............................           29,119             9,868
                                               -------------     -------------
Total expenses ............................        5,333,957         9,906,136
Less: expense offset arrangement
   (see Note B) ...........................             (412)           (6,902)(a)
                                               -------------     -------------
Net expenses ..............................        5,333,545         9,899,234
                                               -------------     -------------
Net investment loss .......................       (4,146,138)       (7,710,224)
                                               -------------     -------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on investment
   transactions ...........................       40,130,756      (186,108,624)
Net change in unrealized
   appreciation/depreciation
   of investments .........................       69,827,646       (24,491,326)
                                               -------------     -------------
Net gain (loss) on investment
   transactions ...........................      109,958,402      (210,599,950)
                                               -------------     -------------
Net Increase (Decrease) in Net Assets
   from Operations ........................    $ 105,812,264     $(218,310,174)
                                               =============     =============

*     The Fund changed its fiscal year end from November 30 to July 31.

(a) Amounts have been reclassified to conform to the current period's presentation.

      See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                    December 1,
                                       2002           Year Ended        Year Ended
                                        to           November 30,      November 30,
                                   July 31, 2003*         2002              2001
                                   ==============    =============     =============
Increase (Decrease) in
Net Assets from Operations
Net investment loss ...........    $  (4,146,138)    $  (7,710,224)    $  (6,864,966)
Net realized gain (loss) on
  investment transactions .....       40,130,756      (186,108,624)     (155,586,913)
Net change in unrealized
  appreciation/depreciation
  of investments ..............       69,827,646       (24,491,326)       38,112,753
                                   -------------     -------------     -------------
Net increase (decrease) in net
  assets from operations ......      105,812,264      (218,310,174)     (124,339,126)
Distributions to Shareholders
from
Net realized gain on investment
  transactions
  Class A .....................               -0-               -0-      (42,928,524)
  Class B .....................               -0-               -0-       (4,596,657)
  Class C .....................               -0-               -0-       (1,132,196)
  Advisor Class ...............               -0-               -0-         (448,612)
Capital Stock Transactions
Net increase (decrease) .......      (10,459,807)     (141,756,741)      101,232,253
                                   -------------     -------------     -------------
Total increase (decrease) .....       95,352,457      (360,066,915)      (72,212,862)
Net Assets
Beginning of period ...........      534,617,643       894,684,558       966,897,420
                                   -------------     -------------     -------------
End of period .................    $ 629,970,100     $ 534,617,643     $ 894,684,558
                                   =============     =============     =============

*     The Fund changed its fiscal year end from November 30 to July 31.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 13

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
July 31, 2003

NOTE A

Significant Accounting Policies

The AllianceBernstein Mid-Cap Growth Fund, Inc. (the "Fund"), formerly Alliance Mid-Cap Growth Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains, losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 15

Notes to Financial Statements
--------------------------------------------------------------------------------

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

7. Change of Fiscal Year End

The Fund changed its fiscal year end from November 30 to July 31. Accordingly, the statement of operations, the statement of changes in net assets and financial highlights reflect the period from December 1, 2002 to July 31, 2003.

NOTE B

Management Fee and Other Transactions With Affiliates

Under the terms of the management agreement, the Fund pays Alliance Capital Management L.P. (the "Manager"), a fee at an annual rate of .75% on the first $500 million of average daily net assets, .65% on the next $500 million of average daily net assets and .55% on average daily net assets in excess of $1 billion. Such fee is accrued daily and paid monthly.

Pursuant to the management agreement, the Fund paid $92,600 and $139,400, respectively, to the Manager representing the cost of certain legal and accounting services provided to the Fund by the Manager for the period ended July 31, 2003 and the year ended November 30, 2002.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

The Fund compensates Alliance Global Investor Services, Inc., (AGIS) a wholly-owned subsidiary of the Manager, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $900,713 and $1,784,796, respectively, for the period ended July 31, 2003 and the year ended November 30, 2002.

For the period ended July 31, 2003 and the year ended November 30, 2002, the Fund's expenses were reduced by $412 and $6,902, respectively, under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Manager, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $6,920 and $7,066 from the sales of Class A shares and received $1,691 and $8,159, $64,829 and $77,973, and $1,027 and $1,396, respectively, in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the period ended July 31, 2003 and the year ended November 30, 2002.

Brokerage commissions paid on investment transactions for the period ended July 31, 2003 and the year ended November 30, 2002 amounted to $1,741,418 and $4,915,112 of which $35,875 and $58,170, respectively, was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Manager.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $7,032,599 and $1,902,278, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Manager may use its own resources to finance the distribution of the Fund's shares.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 17

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended July 31, 2003, were as follows:

                                                Purchases            Sales
                                               ============       ============
Investment securities (excluding
   U.S. government securities) ...........     $392,339,706       $411,072,951
U.S. government securities ...............               -0-                -0-

At July 31, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost ..................................................           $ 516,684,663
                                                                  =============
Gross unrealized appreciation .........................           $ 170,498,726
Gross unrealized depreciation .........................             (60,270,237)
                                                                  -------------
Net unrealized appreciation ...........................           $ 110,228,489
                                                                  =============

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund earns fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of July 31, 2003, the Fund had loaned securities with a value of $71,435,905 and received cash collateral which was invested in a money market fund valued at $74,403,610 as included in the footnotes to the accompanying portfolio of investments. For the period ended July 31, 2003, the Fund earned fee income of $179,493 which is included in interest income in the accompanying statement of operations.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE F

Capital Stock

There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               ---------------------------------------------------------
                                                         Shares
                               ---------------------------------------------------------
                                     December 1,
                                            2002          Year Ended          Year Ended
                                              to        November 30,        November 30,
                                July 31, 2003(a)                2002                2001
                               ---------------------------------------------------------
Class A
Shares sold                           94,001,095         666,869,479          87,593,423
----------------------------------------------------------------------------------------
Shares issued in reinvestment
  of distributions                            -0-                 -0-          5,905,352
----------------------------------------------------------------------------------------
Shares converted from Class B            338,320             699,555             698,616
----------------------------------------------------------------------------------------
Shares redeemed                      (99,957,041)       (684,023,732)        (97,974,422)
----------------------------------------------------------------------------------------
Net decrease                          (5,617,626)        (16,454,698)         (3,777,031)
========================================================================================

Class B
Shares sold                            3,585,069           3,266,084           4,406,011
----------------------------------------------------------------------------------------
Shares issued in reinvestment
  of distributions                            -0-                 -0-            848,201
----------------------------------------------------------------------------------------
Shares converted to Class A             (294,203)           (796,739)           (789,835)
----------------------------------------------------------------------------------------
Shares redeemed                       (2,204,819)         (4,391,919)         (5,477,977)
----------------------------------------------------------------------------------------
Net increase (decrease)                1,086,047          (1,922,574)         (1,013,600)
========================================================================================

Class C
Shares sold                            2,054,344           1,153,569           1,110,053
----------------------------------------------------------------------------------------
Shares issued in reinvestment
  of distributions                            -0-                 -0-            213,714
----------------------------------------------------------------------------------------
Shares redeemed                       (1,694,149)         (1,440,877)         (1,530,817)
----------------------------------------------------------------------------------------
Net increase (decrease)                  360,195            (287,308)           (207,050)
========================================================================================

Advisor Class
Shares sold                            1,513,917          24,749,469          26,019,320
----------------------------------------------------------------------------------------
Shares issued in reinvestment
  of distributions                            -0-                 -0-             76,966
----------------------------------------------------------------------------------------
Shares redeemed                         (309,352)        (48,366,425)           (397,001)
----------------------------------------------------------------------------------------
Net increase (decrease)                1,204,565         (23,616,956)         25,699,285
========================================================================================

(a)   The Fund changed its fiscal year end from November 30 to July 31.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 19

Notes to Financial Statements
--------------------------------------------------------------------------------

                                -------------------------------------------------------------
                                                            Amount
                                -------------------------------------------------------------
                                      December 1,
                                             2002          Year Ended          Year Ended
                                               to        November 30,        November 30,
                                 July 31, 2003(a)                2002                2001
                                -------------------------------------------------------------
Class A
Shares sold                         $ 338,227,909        $ 2,604,234,397        $ 397,463,411
---------------------------------------------------------------------------------------------
Shares issued in reinvestment
  of distributions                             -0-                    -0-          33,837,884
---------------------------------------------------------------------------------------------
Shares converted from Class B           1,115,899              2,861,398            3,557,374
---------------------------------------------------------------------------------------------
Shares redeemed                      (360,496,511)        (2,681,824,281)        (454,064,871)
---------------------------------------------------------------------------------------------
Net decrease                        $ (21,152,703)       $   (74,728,486)       $ (19,206,202)
=============================================================================================

Class B
Shares sold                         $  12,225,807        $    11,857,211        $  20,104,999
---------------------------------------------------------------------------------------------
Shares issued in reinvestment
  of distributions                             -0-                    -0-           4,317,356
---------------------------------------------------------------------------------------------
Shares converted to Class A            (1,115,899)            (2,861,398)          (3,557,374)
---------------------------------------------------------------------------------------------
Shares redeemed                        (6,817,276)           (14,731,968)         (24,486,832)
---------------------------------------------------------------------------------------------
Net increase (decrease)             $   4,292,632        $    (5,736,155)       $  (3,621,851)
=============================================================================================

Class C
Shares sold                         $   6,777,317        $     4,071,203        $   5,068,336
---------------------------------------------------------------------------------------------
Shares issued in reinvestment
  of distributions                             -0-                    -0-           1,085,666
---------------------------------------------------------------------------------------------
Shares redeemed                        (5,137,129)            (4,987,444)          (6,838,213)
---------------------------------------------------------------------------------------------
Net increase (decrease)             $   1,640,188        $      (916,241)       $    (684,211)
=============================================================================================

Advisor Class
Shares sold                         $   5,862,285        $   112,428,321        $ 126,344,114
---------------------------------------------------------------------------------------------
Shares issued in reinvestment
  of distributions                             -0-                    -0-             444,098
---------------------------------------------------------------------------------------------
Shares redeemed                        (1,102,209)          (172,804,180)          (2,043,695)
---------------------------------------------------------------------------------------------
Net increase (decrease)             $   4,760,076        $   (60,375,859)       $ 124,744,517
=============================================================================================

(a)   The Fund changed its fiscal year end from November 30 to July 31.

NOTE G

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended July 31, 2003, November 30, 2002 and November 30, 2001 were as follows:

                                               2003       2002        2001
                                             ========   ========   ===========
Distributions paid from:
  Ordinary income ........................   $     -0-  $     -0-  $28,558,139
  Long term capital gains ................         -0-        -0-   20,547,850
                                             --------   --------   -----------
Total taxable distributions ..............         -0-        -0-   49,105,989
                                             --------   --------   -----------
Total distributions paid .................   $     -0-  $     -0-  $49,105,989
                                             --------   --------   -----------


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ..................        $(256,609,415)(a)
Unrealized appreciation/(depreciation) ................          110,228,489(b)
                                                               -------------
Total accumulated earnings/(deficit) ..................        $(146,380,926)
                                                               =============

(a) On July 31, 2003, the Fund had a net capital loss carryforward of $256,609,415 of which $148,929,597 expires in the year 2009 and
      $107,679,818 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. The Fund utilized $2,695,059 of capital loss carryforward during the year.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

During the period ended July 31, 2003, permanent differences, primarily due to a net operating loss, resulted in a net decrease in accumulated net investment loss and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.

NOTE H

Subsequent Events

Alliance Capital Management L.P., (?Alliance Capital?) the Fund?s Adviser, has been contacted by the Office of the New York State Attorney General (?NYAG?) and the United States Securities and Exchange Commission (?SEC?) in connection with their investigation of practices in the mutual fund industry identified as ?market timing? and ?late trading? of mutual fund shares. Alliance Capital has been providing full cooperation with respect to these investigations.

Based on the preliminary results of its own ongoing internal investigation concerning mutual fund transactions, Alliance Capital has identified conflicts of interest in connection with certain market timing transactions. In this regard, Alliance Capital has suspended two of its employees, neither of which was a portfolio manager or officer of the Fund. Alliance Capital continues to review the facts and circumstances relevant to the SEC?s and NYAG?s investigations, including whether third parties may have engaged in illegal late trading in the Funds and whether any of its employees knowingly facilitated such late trading. Consistent with the best interests of the Fund and its shareholders, Alliance Capital intends to vigorously pursue its rights, and the rights of the Fund and its shareholders, if it is determined that such trading occurred. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund or Alliance Capital?s results of operations or financial condition.

--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 21

Notes to Financial Statements
--------------------------------------------------------------------------------


Alliance Capital also announced that its Board of Directors authorized a special committee, comprised of the members of Alliance Capital?s Audit Committee and the other independent member of the Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the SEC?s and the NYAG?s investigations.

On October 2, 2003, a class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the ?Hindo Complaint?), was filed in federal district court in the Southern District of New York against Alliance Capital Management Holding L.P.; Alliance Capital; Alliance Capital Management Corporation (collectively, the ?Alliance Capital defendants?); certain of the AllianceBernstein Mutual Funds, including the Fund, AXA Financial, Inc.; Gerald Malone; Charles Schaffran; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management LLC; Canary Capital Partners, Ltd.; and other unnamed defendants. The action, which is brought on behalf of a putative class of all persons who purchased shares in one or more of the defendant mutual funds between October 2, 1998 and September 29, 2003, alleges violations of the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Advisors Act of 1940. The principal allegations of the Hindo Complaint are that the Alliance Capital defendants entered into agreements under which certain named and unnamed parties were permitted to engage in late trading and market timing transactions in the defendant funds. According to the Complaint, these agreements were fraudulent and a breach of fiduciary duty to fund shareholders. In addition, plaintiffs allege that the prospectuses for the named AllianceBernstein mutual funds were false and misleading because they: (i) failed to disclose the existence of these late trading and market timing agreements; and (ii) represented that fund shareholders would be safeguarded against the effects of such agreements. Plaintiffs seek unspecified damages, the rescission of plaintiffs? contracts with Alliance Capital, and recovery of any fees paid in connection therewith. Alliance Capital is evaluating the claims in the Hindo Complaint and intends to vigorously defend against them. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of this action may have on the Fund or on Alliance Capital?s results of operations or financial condition. On October 8, 2003, a similar complaint was filed in federal district court in the Eastern District of New York in which all AllianceBernstein Funds are named as nominal defendants. Alliance Capital understands that additional lawsuits that are similar to these lawsuits have been filed, and believes that others may be filed, against Alliance Capital defendants and related parties.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

                                                            Financial Highlights
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  -----------------------------------------------------------------------------------------
                                                                           Class A
                                  -----------------------------------------------------------------------------------------
                                  December 1,
                                      2002 to                                  Year Ended November 30,
                                     July 31,         ---------------------------------------------------------------------
                                      2003(a)              2002           2001           2000           1999           1998
                                  -----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........    $    3.70         $    4.79      $    5.83      $    7.55      $    5.97      $    8.70
                                  -----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) .........         (.03)             (.04)          (.04)          (.04)          (.03)          (.02)
Net realized and unrealized
  gain (loss) on investment
  transactions .................          .79             (1.05)          (.71)         (1.04)          2.00           (.54)
                                  -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations .          .76             (1.09)          (.75)         (1.08)          1.97           (.56)
                                  -----------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions .................           -0-               -0-          (.29)          (.64)          (.39)         (2.17)
                                  -----------------------------------------------------------------------------------------
Net asset value, end of period .    $    4.46         $    3.70      $    4.79      $    5.83      $    7.55      $    5.97
                                  =========================================================================================
Total Return
Total investment return based
  on net asset value(c)  .......        20.54%           (22.76)%       (13.64)%       (15.73)%        35.37%         (8.48)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............    $ 540,843         $ 469,570      $ 686,445      $ 856,956     $1,128,166      $ 953,181
Ratio to average net assets of:
  Expenses .....................         1.45%(d)          1.34%          1.22%          1.04%          1.06%          1.03%
  Net investment loss ..........        (1.11)%(d)        (1.03)%         (.69)%         (.55)%         (.41)%         (.36)%
Portfolio turnover rate ........           75%              183%           226%            86%            97%           106%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 23

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  -----------------------------------------------------------------------------------------
                                                                           Class B
                                  -----------------------------------------------------------------------------------------
                                  December 1,
                                      2002 to                                  Year Ended November 30,
                                     July 31,         ---------------------------------------------------------------------
                                      2003(a)              2002           2001           2000           1999           1998
                                  -----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........    $    3.23         $    4.22      $    5.21      $    6.87      $    5.51      $    8.25
Income From Investment
  Operations
Net investment loss(b) .........         (.03)             (.07)          (.07)          (.09)          (.07)          (.07)
Net realized and unrealized
  gain (loss) on investment
  transactions .................          .67              (.92)          (.63)          (.93)          1.82           (.50)
                                  -----------------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ..          .64              (.99)          (.70)         (1.02)          1.75           (.57)
                                  -----------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions .................           -0-               -0-          (.29)          (.64)          (.39)         (2.17)
                                  -----------------------------------------------------------------------------------------
Net asset value, end of period .    $    3.87         $    3.23      $    4.22      $    5.21      $    6.87      $    5.51
                                  =========================================================================================
Total Return
Total investment return based
  on net asset value(c)  .......        19.81%           (23.46)%       (14.34)%       (16.48)%        34.24%         (9.27)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............    $  53,461         $  41,096      $  61,816      $  81,569      $ 101,858      $  85,456
Ratio to average net assets of:
  Expenses .....................         2.32%(d)          2.20%          2.08%          1.87%          1.89%          1.84%
  Net investment loss ..........        (1.98)%(d)        (1.89)%        (1.54)%        (1.39)%        (1.23)%        (1.17)%
Portfolio turnover rate ........           75%              183%           226%            86%            97%           106%

See footnote summary on page 26.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  -----------------------------------------------------------------------------------------
                                                                           Class C
                                  -----------------------------------------------------------------------------------------
                                  December 1,
                                      2002 to                                  Year Ended November 30,
                                     July 31,         ---------------------------------------------------------------------
                                      2003(a)              2002           2001           2000           1999           1998
                                  -----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........    $    3.22         $    4.21      $    5.20      $    6.86      $    5.50      $    8.26
Income From Investment
  Operations
Net investment loss(b) .........         (.03)             (.06)          (.07)          (.09)          (.08)          (.07)
Net realized and unrealized
  gain (loss) on investment
  transactions .................          .68              (.93)          (.63)          (.93)          1.83           (.52)
                                  -----------------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ..          .65              (.99)          (.70)         (1.02)          1.75           (.59)
                                  -----------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions .................           -0-               -0-          (.29)          (.64)          (.39)         (2.17)
                                  -----------------------------------------------------------------------------------------
Net asset value, end of period .    $    3.87         $    3.22      $    4.21      $    5.20      $    6.86      $    5.50
                                  =========================================================================================
Total Return
Total investment return based
  on net asset value(c)  .......        20.19%           (23.52)%       (14.37)%       (16.51)%        34.31%         (9.58)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............    $  14,415         $  10,860      $  15,391      $  20,068         28,025      $  21,231
Ratio to average net assets of:
  Expenses .....................         2.27%(d)          2.16%          2.04%          1.86%          1.86%          1.84%
  Net investment loss ..........        (1.94)%(d)        (1.85)%        (1.51)%        (1.34)%        (1.22)%        (1.18)%
Portfolio turnover rate ........           75%              183%           226%            86%            97%           106%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 25

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  -----------------------------------------------------------------------------------------
                                                                       Advisor Class
                                  -----------------------------------------------------------------------------------------
                                  December 1,
                                      2002 to                                  Year Ended November 30,
                                     July 31,         ---------------------------------------------------------------------
                                      2003(a)              2002           2001           2000           1999           1998
                                  -----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........    $    3.74         $    4.83      $    5.86      $    7.58      $    5.98      $    8.69
Income From Investment
  Operations
Net investment loss(b) .........           -0-             (.03)          (.03)          (.02)          (.01)          (.01)
Net realized and unrealized
  gain (loss) on investment
  transactions .................          .78             (1.06)          (.71)         (1.06)          2.00           (.53)
                                  -----------------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ..          .78             (1.09)          (.74)         (1.08)          1.99           (.54)
                                  -----------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions .................           -0-               -0-          (.29)          (.64)          (.39)         (2.17)
                                  -----------------------------------------------------------------------------------------
Net asset value, end of period .    $    4.52         $    3.74      $    4.83      $    5.86      $    7.58      $    5.98
                                  =========================================================================================
Total Return
Total investment return based
  on net asset value(c)  .......        20.86%           (22.57)%       (13.39)%       (15.66)%        35.66%         (8.19)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............    $  21,251         $  13,092      $ 131,032      $   8,304      $   9,970      $  11,305
Ratio to average net assets of:
  Expenses .....................         1.23%(d)          1.08%          1.08%           .83%           .85%           .83%
  Net investment loss ..........         (.89)%(d)         (.81)%         (.64)%         (.35)%         (.20)%         (.16)%
Portfolio turnover rate ........           75%              183%           226%            86%            97%           106%

(a)   The Fund changed its fiscal year end from November 30 to July 31.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

                                                  Report of Independent Auditors
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of AllianceBernstein Mid-Cap Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Mid-Cap Growth Fund, Inc., formerly Alliance Mid-Cap Growth Fund, Inc., (the "Fund") at July 31, 2003 the results of its operations for the period December 1, 2002 through July 31, 2003 and for the year ended November 30, 2002, the changes in its net assets for the period December 1, 2002 through July 31, 2003 and for each of the two years in the period ended November 30, 2002 and the financial highlights for the period December 1, 2002 through July 31, 2003 and for each of the five years in the period ended November 30, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
September 12, 2003, except for Note H which is as of October 9, 2003.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 27

Board of Directors
--------------------------------------------------------------------------------


BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Thomas J. Bardong, Vice President
John L. Blundin, Vice President
Alan E. Levi, Vice President
Catherine Wood, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

(1)   Member of the Audit Committee.

--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

                                                          Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                              PORTFOLIOS
                                                PRINCIPAL                       IN FUND        OTHER
NAME, AGE OF DIRECTOR,                        OCCUPATION(S)                     COMPLEX    DIRECTORSHIPS
     ADDRESS                                     DURING                       OVERSEEN BY     HELD BY
(YEARS OF SERVICE*)                           PAST 5 YEARS                     DIRECTOR      DIRECTOR
---------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR

John D. Carifa,**, 58               President, Chief Operating Officer            116          None
1345 Avenue of                      and a Director of Alliance Capital
the Americas                        Management Corporation ("ACMC"),
New York, NY 10105                  with which he has been associated
(15)                                since prior to 1998.

DISINTERESTED DIRECTORS

Ruth Block,#+, 72                   Formerly Executive Vice President              97          None
P.O. Box 4623                       and Chief Insurance Officer of The
Stamford, CT 06903                  Equitable Life Assurance Society
(13)                                of the United States; Chairman and
                                    Chief Executive Officer of Evlico;
                                    Director of Avon, BP (oil and gas),
                                    Ecolab Incorporated (specialty
                                    chemicals), Tandem Financial Group,
                                    and Donaldson Lufkin & Jenrette
                                    Securities Corporation; former
                                    Governor at Large-National
                                    Association of Securities Dealers, Inc.

David H. Dievler,#+, 73             Independent consultant. Until                 101          None
P.O. Box 167                        December 1994, Senior Vice
Spring Lake, NJ 07762               President of ACMC responsible
(21)                                for mutual fund administration.
                                    Prior to joining ACMC in 1984,
                                    Chief Financial Officer of Eberstadt
                                    Asset Management since 1968.
                                    Prior to that, Senior Manager at
                                    Price Waterhouse & Co. Member
                                    of American Institute of Certified
                                    Public Accountants since 1953.


John H. Dobkin,#+, 61               Consultant. Formerly President of              98          None
P.O. Box 12                         Save Venice, Inc. from 2001-2002,
Annandale, NY 12504                 and Senior Advisor from June
(10)                                1999 - June 2000 and President
                                    (December 1989 - May 1999) of
                                    Historic Hudson Valley (historic
                                    preservation). Previously, Director
                                    of the National Academy of Design.
                                    During 1988-92, Director and
                                    Chairman of the Audit Committee
                                    of ACMC.

--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 29

Management of the Fund
--------------------------------------------------------------------------------

                                                                              PORTFOLIOS
                                                PRINCIPAL                       IN FUND        OTHER
NAME, AGE OF DIRECTOR,                        OCCUPATION(S)                     COMPLEX    DIRECTORSHIPS
     ADDRESS                                     DURING                       OVERSEEN BY     HELD BY
(YEARS OF SERVICE*)                           PAST 5 YEARS                     DIRECTOR      DIRECTOR
------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)

William H. Foulk, Jr.,#+, 71        Investment Adviser and an                     113         None
2 Sound View Drive                  independent consultant. Formerly
Suite 100                           Senior Manager of Barrett
Greenwich, CT 06830                 Associates, Inc., a registered
(10)                                investment adviser, with which he
                                    had been associated since prior to
                                    1998. Formerly Deputy Comptroller
                                    of the State of New York and, prior
                                    thereto, Chief Investment Officer
                                    of the New York Bank for Savings.

Clifford L. Michel,#+, 64           Senior Counsel of the law firm of             97          Placer Dome,
15 St. Bernard's Road               Cahill Gordon & Reindel since                             Inc.
Gladstone, NJ 07934                 February 2001 and a partner of
(18)                                that firm for more than 25 years
                                    prior thereto. President and
                                    Chief Executive Officer of Wenonah
                                    Development Company (investments)
                                    and a Director of the Placer Dome
                                    Inc. (mining).

Donald J. Robinson,#+ 69            Senior Counsel to the law firm of             96          None
98 Hell's Peak Road                 Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                    since prior to 1998. Formerly a
(6)                                 senior partner and a member of
                                    the Executive Committee of that
                                    firm. Formerly a member and
                                    Chairman of the Municipal Securities
                                    Rulemaking Board and a Trustee
                                    of the Museum of the City of New York.

*     There is no stated term of office for the Fund's Directors.

** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

                                                          Management of the Fund
--------------------------------------------------------------------------------

Officer Information

Certain information concerning the Fund's Officers is listed below.

      NAME,                               POSITION(S)                   PRINCIPAL OCCUPATION
ADDRESS* AND AGE                        HELD WITH FUND                  DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------
John D. Carifa, 58                  Chairman & President       See biography above.

Thomas J. Bardong, 58               Vice President             Senior Vice President of ACMC**, with
                                                               which he has been associated since
                                                               prior to 1998.

John L. Blundin, 61                 Senior Vice President      Senior Vice President of Alliance Capital
                                                               Management Corporation ("ACMC")**,
                                                               with which he has been associated
                                                               since prior to 1998.

Alan E. Levi, 54                    Vice President             Senior Vice President of ACMC**, with
                                                               which he has been associated since
                                                               prior to 1998.

Catherine Wood, 47                  Vice President             Senior Vice President of ACMC**, with
                                                               which she has been associated since
                                                               prior to 1998.

Edmund P. Bergan, Jr., 53           Secretary                  Senior Vice President and the General
                                                               Counsel of AllianceBernstein
                                                               Investment Research and
                                                               Management, Inc. ("ABIRM")** and
                                                               Alliance Global Investor Services Inc.
                                                               ("AGIS")**, with which he has been
                                                               associated since prior to 1998.

Mark D. Gersten, 52                 Treasurer and Chief        Senior Vice President of AGIS** and
                                    Financial Officer          Vice President of ABIRM**, with which
                                                               he has been associated since prior to
                                                               1998.

Vincent S. Noto, 38                 Controller                 Vice President of AGIS**, with which he
                                                               has been associated since prior to
                                                               1998.

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, ABIRM and AGIS are affiliates of the Fund.

      The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 31

AllianceBernstein Family of Funds
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation
Wealth Preservation
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation
Tax-Managed Wealth Preservation

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Select Investor Series Biotechnology Portfolio
Select Investor Series Premier Portfolio
Select Investor Series Technology Portfolio
Technology Fund

U.S. Value Funds

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Growth Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Global & International Value Funds

Global Value Fund
International Value Fund

Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

Intermediate California
Intermediate Diversified
Intermediate New York
Arizona
California
Insured California
Insured National
Florida
Massachusetts
Michigan
Minnesota
National
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

ALLIANCEBERNSTEIN MID-CAP GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] AllianceBernstein(SM)
       Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

ALLAR0703




ITEM 2.  CODE OF ETHICS.


(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's Board of Directors has determined that independent directors Messrs. David H. Dievler and William H. Foulk qualify as audit committee financial experts.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.       DESCRIPTION OF EXHIBIT


    10 (a) (1)        Code of ethics that is subject to the disclosure of Item 2 hereof

    10 (b) (1)        Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (b) (2)        Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Mid-Cap Growth Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 9, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 9, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  October 9, 2003